SCHEDULE II - Condensed Financial Information Of Registrant Progressive Corporation Cash Paid (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Progressive Corporation Cash Paid [Abstract]
Income Taxes	$ 497.0	$ 389.1	$ 435.0
Interest	$ 122.3	$ 135.0	$ 129.5